Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

High Income Portfolio

March 31, 2020

VIPHI-QTLY-0520
1.799878.116

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 91.1%
	Principal Amount	Value
Convertible Bonds - 0.8%
Broadcasting - 0.8%
DISH Network Corp.:
2.375% 3/15/24	$7,126,000	$5,647,355
3.375% 8/15/26	1,580,000	1,282,725
		6,930,080
Nonconvertible Bonds - 90.3%
Aerospace - 3.8%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	5,085,000	4,919,738
Bombardier, Inc.:
6.125% 1/15/23 (a)	7,925,000	5,587,125
7.5% 12/1/24 (a)	1,220,000	808,250
7.875% 4/15/27 (a)	1,220,000	841,800
BWX Technologies, Inc. 5.375% 7/15/26 (a)	2,935,000	2,817,600
Moog, Inc. 4.25% 12/15/27 (a)	290,000	261,725
TransDigm UK Holdings PLC 6.875% 5/15/26	975,000	906,750
TransDigm, Inc.:
5.5% 11/15/27 (a)	7,190,000	6,453,025
6.25% 3/15/26 (a)	7,300,000	7,263,500
6.5% 5/15/25	425,000	403,750
7.5% 3/15/27	850,000	819,145
		31,082,408
Air Transportation - 0.6%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	5,605,000	4,645,144
Banks & Thrifts - 1.2%
Ally Financial, Inc.:
5.75% 11/20/25	8,640,000	8,451,648
8% 11/1/31	1,415,000	1,626,543
		10,078,191
Broadcasting - 1.2%
Netflix, Inc.:
4.875% 4/15/28	1,385,000	1,426,550
5.375% 11/15/29 (a)	525,000	548,625
5.875% 11/15/28	1,785,000	1,907,273
6.375% 5/15/29	560,000	610,232
Sirius XM Radio, Inc.:
5% 8/1/27 (a)	3,455,000	3,506,480
5.375% 4/15/25 (a)	1,495,000	1,509,935
		9,509,095
Building Materials - 0.4%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	3,680,000	3,275,200
Cable/Satellite TV - 6.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	2,975,000	2,963,844
4.5% 8/15/30 (a)	1,750,000	1,715,000
5% 2/1/28 (a)	8,430,000	8,463,804
5.125% 5/1/23 (a)	1,065,000	1,075,650
5.125% 5/1/27 (a)	5,530,000	5,565,779
5.5% 5/1/26 (a)	4,285,000	4,338,991
CSC Holdings LLC:
5.5% 5/15/26 (a)	7,580,000	7,840,373
7.5% 4/1/28 (a)	2,370,000	2,525,045
7.75% 7/15/25 (a)	2,825,000	2,938,000
DISH DBS Corp.:
5.875% 11/15/24	3,685,000	3,583,663
7.75% 7/1/26	2,070,000	2,126,925
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	3,170,000	3,217,550
Ziggo Bond Co. BV:
5.125% 2/28/30 (a)	2,185,000	2,141,300
6% 1/15/27 (a)	3,095,000	3,002,150
Ziggo BV 5.5% 1/15/27 (a)	2,607,000	2,607,000
		54,105,074
Capital Goods - 1.0%
AECOM:
5.125% 3/15/27	4,750,000	4,275,000
5.875% 10/15/24	3,735,000	3,650,963
		7,925,963
Chemicals - 1.9%
CF Industries Holdings, Inc. 5.15% 3/15/34	170,000	172,593
Element Solutions, Inc. 5.875% 12/1/25 (a)	6,140,000	6,017,200
OCI NV 6.625% 4/15/23 (a)	1,315,000	1,196,650
Olin Corp. 5.125% 9/15/27	2,270,000	2,028,393
The Chemours Co. LLC:
5.375% 5/15/27	2,675,000	2,045,974
7% 5/15/25	1,520,000	1,265,400
Valvoline, Inc.:
4.25% 2/15/30 (a)	660,000	613,800
4.375% 8/15/25	2,355,000	2,243,138
		15,583,148
Consumer Products - 0.1%
Prestige Brands, Inc. 6.375% 3/1/24 (a)	945,000	968,625
Containers - 2.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (a)	4,405,000	4,417,334
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	600,000	591,000
OI European Group BV 4% 3/15/23 (a)	850,000	807,500
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	2,115,000	2,009,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)	1,790,000	1,776,557
7% 7/15/24 (a)	1,855,000	1,885,144
Silgan Holdings, Inc. 4.75% 3/15/25	2,680,000	2,586,200
Trivium Packaging Finance BV:
5.5% 8/15/26 (a)	3,555,000	3,537,225
8.5% 8/15/27 (a)	600,000	603,000
		18,213,210
Diversified Financial Services - 4.3%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	1,585,000	1,442,350
FLY Leasing Ltd.:
5.25% 10/15/24	4,917,000	4,130,280
6.375% 10/15/21	2,890,000	2,759,950
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	3,085,000	2,830,488
6.25% 5/15/26	2,335,000	2,206,575
Intelsat Connect Finance SA 9.5% 2/15/23 (a)	1,585,000	586,450
Navient Corp.:
5.5% 1/25/23	3,150,000	2,961,000
6.5% 6/15/22	2,795,000	2,736,305
7.25% 1/25/22	1,925,000	1,856,316
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	4,725,000	4,016,250
6.875% 2/15/23 (a)	1,050,000	955,500
Springleaf Finance Corp.:
6.875% 3/15/25	2,180,000	2,195,522
7.125% 3/15/26	1,300,000	1,287,000
Ypso Finance BIS SA 6% 2/15/28 (a)	5,090,000	4,477,571
		34,441,557
Diversified Media - 0.9%
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (a)	5,420,000	5,027,050
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	2,250,000	2,074,095
		7,101,145
Electric Utilities No Longer Use - 0.2%
Global Partners LP/GLP Finance Corp. 7% 8/1/27	2,200,000	1,650,000
Energy - 9.2%
Cheniere Energy Partners LP:
5.25% 10/1/25	6,250,000	5,812,500
5.625% 10/1/26	3,190,000	2,966,700
Chesapeake Energy Corp.:
7% 10/1/24	1,670,000	125,250
8% 1/15/25	4,435,000	266,100
8% 6/15/27	4,176,000	292,320
Citgo Holding, Inc. 9.25% 8/1/24 (a)	2,435,000	1,984,525
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	3,500,000	3,237,647
Comstock Escrow Corp. 9.75% 8/15/26	3,465,000	2,460,150
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 4.4905% 6/15/22 (a)(b)(c)	4,035,000	3,916,776
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	4,545,000	2,602,285
6.25% 4/1/23	2,710,000	1,518,142
CVR Energy, Inc.:
5.25% 2/15/25 (a)	3,265,000	2,538,538
5.75% 2/15/28 (a)	390,000	291,525
DCP Midstream Operating LP 5.375% 7/15/25	3,420,000	2,317,050
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	3,170,000	476,134
9% 5/15/21 (a)	3,350,000	979,875
9.25% 3/31/22 (a)	4,400,000	1,056,000
EG Global Finance PLC:
6.75% 2/7/25 (a)	2,170,000	1,779,400
8.5% 10/30/25 (a)	3,690,000	3,284,100
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	5,785,000	4,084,586
Hess Midstream Partners LP 5.125% 6/15/28 (a)	2,465,000	1,732,402
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (a)	2,250,000	1,035,000
Holly Energy Partners LP/Holly Finance Corp. 5% 2/1/28 (a)	2,885,000	2,416,188
Jonah Energy LLC 7.25% 10/15/25 (a)	3,695,000	166,275
MEG Energy Corp.:
7% 3/31/24 (a)	1,251,000	577,024
7.125% 2/1/27 (a)	2,595,000	1,282,241
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	410,000	311,600
5.375% 1/15/25 (a)	1,685,000	1,301,629
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	4,315,000	2,658,342
Sanchez Energy Corp. 7.25% 2/15/23 (a)(d)	5,722,000	858,300
Summit Midstream Holdings LLC 5.75% 4/15/25	3,165,000	348,150
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	1,595,000	1,540,244
5.5% 2/15/26	1,580,000	1,367,142
5.875% 3/15/28	500,000	415,000
6% 4/15/27	65,000	55,900
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25	5,120,000	4,364,288
5.375% 2/1/27	665,000	547,295
6.75% 3/15/24	3,035,000	2,670,800
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	935,000	927,988
5% 1/31/28 (a)	1,030,000	1,079,234
U.S.A. Compression Partners LP:
6.875% 4/1/26	2,981,000	1,863,125
6.875% 9/1/27	775,000	480,500
Viper Energy Partners LP 5.375% 11/1/27 (a)	3,965,000	3,330,600
Weatherford International Ltd. 11% 12/1/24 (a)	1,753,000	1,047,418
		74,366,288
Environmental - 0.4%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	3,630,000	3,403,125
Food/Beverage/Tobacco - 4.2%
ESAL GmbH 6.25% 2/5/23 (a)	1,060,000	1,049,082
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	7,925,000	8,004,250
5.875% 7/15/24 (a)	9,570,000	9,689,625
6.75% 2/15/28 (a)	940,000	1,003,450
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	2,735,000	2,823,888
6.5% 4/15/29 (a)	5,495,000	5,894,487
Post Holdings, Inc.:
4.625% 4/15/30 (a)	360,000	344,700
5% 8/15/26 (a)	2,300,000	2,367,045
5.625% 1/15/28 (a)	1,050,000	1,068,375
5.75% 3/1/27 (a)	1,635,000	1,675,401
		33,920,303
Gaming - 5.1%
Boyd Gaming Corp.:
4.75% 12/1/27 (a)	120,000	99,000
6% 8/15/26	930,000	799,800
6.375% 4/1/26	2,460,000	2,127,900
Caesars Resort Collection LLC 5.25% 10/15/25 (a)	6,330,000	4,571,526
Eldorado Resorts, Inc.:
6% 4/1/25	1,395,000	1,255,500
6% 9/15/26	485,000	437,713
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	2,645,000	2,446,625
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	4,935,000	3,257,100
MCE Finance Ltd. 4.875% 6/6/25 (a)	2,075,000	1,907,727
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	5,695,000	4,726,850
4.5% 1/15/28	2,895,000	2,460,750
5.75% 2/1/27	870,000	756,900
Scientific Games Corp. 5% 10/15/25 (a)	1,800,000	1,566,000
Stars Group Holdings BV 7% 7/15/26 (a)	2,315,000	2,176,563
Station Casinos LLC 5% 10/1/25 (a)	2,975,000	2,477,610
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	2,070,000	1,552,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	2,730,000	2,470,650
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	3,560,000	3,372,744
5.5% 10/1/27 (a)	2,950,000	2,551,750
		41,015,208
Healthcare - 9.1%
BCPE Cycle Merger Sub II, Inc. 10.625% 7/15/27 (a)	580,000	487,200
Catalent Pharma Solutions 4.875% 1/15/26 (a)	400,000	388,000
Centene Corp.:
4.25% 12/15/27 (a)	980,000	981,862
5.375% 8/15/26 (a)	3,945,000	4,023,900
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	290,000	279,531
5.5% 4/1/26 (a)	1,325,000	1,351,500
Community Health Systems, Inc.:
6.25% 3/31/23	3,570,000	3,389,269
8% 3/15/26 (a)	4,290,000	4,075,500
8.625% 1/15/24 (a)	2,785,000	2,749,324
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	3,145,000	3,097,825
HCA Holdings, Inc. 5.875% 2/15/26	1,670,000	1,739,138
Hologic, Inc.:
4.375% 10/15/25 (a)	2,070,000	2,049,900
4.625% 2/1/28 (a)	395,000	391,050
IMS Health, Inc. 5% 5/15/27 (a)	2,745,000	2,806,763
MPH Acquisition Holdings LLC 7.125% 6/1/24 (a)	3,845,000	3,345,381
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	1,515,000	1,507,425
5.5% 5/1/24	2,870,000	2,791,075
6.375% 3/1/24	1,275,000	1,275,000
Service Corp. International 5.125% 6/1/29	1,420,000	1,448,400
Teleflex, Inc. 4.875% 6/1/26	2,115,000	2,062,125
Tenet Healthcare Corp.:
4.875% 1/1/26 (a)	1,550,000	1,476,375
5.125% 5/1/25	1,030,000	973,350
6.25% 2/1/27 (a)	2,720,000	2,652,000
6.75% 6/15/23	4,805,000	4,432,613
7% 8/1/25	7,260,000	6,279,900
8.125% 4/1/22	7,885,000	7,451,325
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (a)	39,000	38,610
7% 3/15/24 (a)	4,500,000	4,612,500
9.25% 4/1/26 (a)	5,000,000	5,219,500
Vizient, Inc. 6.25% 5/15/27 (a)	240,000	239,500
		73,615,841
Homebuilders/Real Estate - 1.9%
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (a)	3,945,000	3,694,098
Howard Hughes Corp. 5.375% 3/15/25 (a)	6,200,000	5,998,500
Starwood Property Trust, Inc. 4.75% 3/15/25	1,015,000	893,200
VICI Properties, Inc.:
3.5% 2/15/25 (a)	1,265,000	1,168,544
4.25% 12/1/26 (a)	1,815,000	1,665,263
4.625% 12/1/29 (a)	2,410,000	2,193,100
		15,612,705
Hotels - 0.3%
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	2,525,000	2,196,750
Insurance - 1.0%
AmWINS Group, Inc. 7.75% 7/1/26 (a)	4,295,000	4,192,972
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	3,970,000	3,692,100
		7,885,072
Leisure - 0.2%
Mattel, Inc.:
5.875% 12/15/27 (a)	85,000	86,700
6.75% 12/31/25 (a)	1,375,000	1,402,500
		1,489,200
Metals/Mining - 1.2%
First Quantum Minerals Ltd.:
7.25% 5/15/22 (a)	1,360,000	1,220,600
7.25% 4/1/23 (a)	3,110,000	2,550,200
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (a)	40,000	35,600
Freeport-McMoRan, Inc. 3.875% 3/15/23	2,770,000	2,638,425
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	3,603,000	3,147,195
		9,592,020
Paper - 0.9%
Berry Global Escrow Corp. 4.875% 7/15/26 (a)	2,055,000	2,075,550
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	3,600,000	3,366,000
7.875% 7/15/26 (a)	1,720,000	1,584,232
		7,025,782
Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	1,785,000	1,780,520
5% 10/15/25 (a)	2,190,000	2,091,428
Golden Nugget, Inc. 6.75% 10/15/24 (a)	4,845,000	3,051,817
Yum! Brands, Inc. 7.75% 4/1/25 (a)	320,000	336,000
		7,259,765
Services - 3.2%
Aramark Services, Inc. 4.75% 6/1/26	1,955,000	1,842,197
ASGN, Inc. 4.625% 5/15/28 (a)	1,020,000	956,250
Avantor, Inc. 6% 10/1/24 (a)	1,760,000	1,843,952
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	2,320,000	1,821,664
CDK Global, Inc.:
4.875% 6/1/27	1,105,000	1,132,625
5.25% 5/15/29 (a)	465,000	474,300
5.875% 6/15/26	1,940,000	2,049,610
CoreCivic, Inc.:
4.625% 5/1/23	495,000	450,450
5% 10/15/22	1,430,000	1,367,380
Frontdoor, Inc. 6.75% 8/15/26 (a)	1,570,000	1,503,275
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	5,245,000	4,097,656
Laureate Education, Inc. 8.25% 5/1/25 (a)	3,875,000	3,855,625
Tempo Acquisition LLC 6.75% 6/1/25 (a)	2,920,000	2,671,975
The GEO Group, Inc.:
5.875% 10/15/24	710,000	497,000
6% 4/15/26	2,600,000	1,688,375
		26,252,334
Steel - 0.2%
Allegheny Technologies, Inc. 5.875% 12/1/27	2,250,000	1,873,125
Super Retail - 0.2%
The William Carter Co. 5.625% 3/15/27 (a)	1,575,000	1,509,740
Technology - 7.6%
Ascend Learning LLC:
6.875% 8/1/25 (a)	2,470,000	2,395,900
6.875% 8/1/25 (a)	335,000	324,950
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	5,750,000	5,060,000
Camelot Finance SA 4.5% 11/1/26 (a)	2,410,000	2,337,700
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	4,000,000	3,940,040
Fair Isaac Corp. 5.25% 5/15/26 (a)	4,065,000	4,024,350
Financial & Risk U.S. Holdings, Inc. 8.25% 11/15/26 (a)	635,000	669,925
Gartner, Inc. 5.125% 4/1/25 (a)	795,000	777,113
Match Group, Inc. 4.125% 8/1/30 (a)	685,000	612,219
Nortonlifelock, Inc. 5% 4/15/25 (a)	8,765,000	8,849,844
Nuance Communications, Inc. 5.625% 12/15/26	3,135,000	3,050,919
Qorvo, Inc.:
4.375% 10/15/29 (a)	1,500,000	1,395,000
5.5% 7/15/26	3,385,000	3,538,171
Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	7,555,000	6,721,684
Sensata Technologies BV 5% 10/1/25 (a)	1,960,000	1,857,100
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	7,255,000	7,109,900
SS&C Technologies, Inc. 5.5% 9/30/27 (a)	2,415,000	2,490,469
TTM Technologies, Inc. 5.625% 10/1/25 (a)	7,895,000	6,631,800
		61,787,084
Telecommunications - 15.1%
Altice Financing SA:
5% 1/15/28 (a)	940,000	831,900
7.5% 5/15/26 (a)	8,260,000	8,003,114
Altice Finco SA 7.625% 2/15/25 (a)	4,190,000	3,938,600
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	11,260,000	9,711,750
7.5% 10/15/26 (a)	5,750,000	5,267,374
Century Telephone Enterprises, Inc. 6.875% 1/15/28	162,000	165,240
CenturyLink, Inc.:
5.125% 12/15/26 (a)	4,810,000	4,785,950
5.625% 4/1/25	1,725,000	1,733,608
Front Range BidCo, Inc.:
4% 3/1/27 (a)	1,600,000	1,531,000
6.125% 3/1/28 (a)	1,810,000	1,719,500
Frontier Communications Corp. 8% 4/1/27 (a)	5,595,000	5,518,237
Intelsat Jackson Holdings SA:
8.5% 10/15/24 (a)	3,560,000	2,241,732
9.75% 7/15/25 (a)	3,415,000	2,253,900
Level 3 Financing, Inc. 5.25% 3/15/26	2,620,000	2,618,363
Millicom International Cellular SA:
6% 3/15/25 (a)	1,345,000	1,245,806
6.625% 10/15/26 (a)	6,780,000	6,373,200
Neptune Finco Corp.:
6.625% 10/15/25 (a)	6,315,000	6,639,023
10.875% 10/15/25 (a)	205,000	220,888
Sable International Finance Ltd. 5.75% 9/7/27 (a)	515,000	454,449
SFR Group SA:
7.375% 5/1/26 (a)	9,850,000	9,777,603
8.125% 2/1/27 (a)	6,580,000	6,859,650
Sprint Capital Corp. 6.875% 11/15/28	3,165,000	3,615,063
Sprint Communications, Inc. 6% 11/15/22	9,520,000	9,877,000
Sprint Corp.:
7.125% 6/15/24	2,450,000	2,691,889
7.875% 9/15/23	9,660,000	10,648,975
T-Mobile U.S.A., Inc.:
4.5% 2/1/26	1,245,000	1,273,013
6.375% 3/1/25	2,535,000	2,588,945
Telecom Italia Capital SA:
6% 9/30/34	1,005,000	994,950
6.375% 11/15/33	565,000	573,475
Telecom Italia SpA 5.303% 5/30/24 (a)	5,450,000	5,477,577
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	3,000,000	2,790,000
		122,421,774
Utilities - 5.1%
Clearway Energy Operating LLC:
4.75% 3/15/28 (a)	585,000	542,588
5.75% 10/15/25	1,720,000	1,702,800
DCP Midstream Operating LP 5.125% 5/15/29	3,300,000	2,078,835
Global Partners LP/GLP Finance Corp. 7% 6/15/23	2,750,000	2,255,000
InterGen NV 7% 6/30/23 (a)	6,695,000	5,891,600
NextEra Energy Partners LP 4.5% 9/15/27 (a)	565,000	550,875
NRG Energy, Inc.:
5.25% 6/15/29 (a)	2,105,000	2,168,150
6.625% 1/15/27	900,000	936,000
NRG Yield Operating LLC 5% 9/15/26	2,150,000	2,080,125
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	9,155,116	9,155,116
Talen Energy Supply LLC 10.5% 1/15/26 (a)	1,110,000	799,200
Vistra Operations Co. LLC:
5% 7/31/27 (a)	3,790,000	3,846,850
5.5% 9/1/26 (a)	7,084,000	7,296,520
5.625% 2/15/27 (a)	2,175,000	2,242,969
		41,546,628

TOTAL NONCONVERTIBLE BONDS		731,351,504

TOTAL CORPORATE BONDS
(Cost $831,297,737)		738,281,584
	Shares	Value

Common Stocks - 0.0%
Automotive & Auto Parts - 0.0%
Motors Liquidation Co. GUC Trust (e)	3	29
Energy - 0.0%
Weatherford International PLC (e)	12,948	77,041
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (e)(f)	1	35,011
TOTAL COMMON STOCKS
(Cost $1,473,972)		112,081
	Principal Amount	Value

Bank Loan Obligations - 1.5%
Cable/Satellite TV - 0.1%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (b)(c)(g)	1,306,191	1,198,431
Energy - 0.7%
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.9883% 12/31/21 (b)(c)(g)	3,980,000	187,617
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3633% 12/31/22 (b)(c)(g)	3,420,000	752,400
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (b)(c)(g)	3,500,000	1,347,500
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.9894% 3/1/24 (b)(c)(g)	4,810,000	432,900
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 6.9429% 5/11/20 (b)(c)(f)(g)(h)	2,249,912	2,137,417
term loan 7.25% 5/11/20 (b)(f)(g)	658,000	658,000

TOTAL ENERGY		5,515,834

Gaming - 0.3%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.96% 10/20/24 (b)(c)(g)	2,977,025	2,232,769
Services - 0.4%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.0271% 6/13/25 (b)(c)(g)	130,000	96,460
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2771% 6/13/24 (b)(c)(g)	550,998	468,348
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0847% 6/21/24 (b)(c)(g)	3,272,463	2,601,084

TOTAL SERVICES		3,165,892

TOTAL BANK LOAN OBLIGATIONS
(Cost $22,294,588)		12,112,926

Preferred Securities - 1.8%
Banks & Thrifts - 1.2%
Bank of America Corp. 5.2% (b)(i)	3,150,000	3,020,913
Barclays PLC 7.875% (Reg. S) (b)(i)	2,935,000	2,685,525
Citigroup, Inc. 4.7% (b)(i)	2,170,000	1,877,050
Wells Fargo & Co. 5.9% (b)(i)	2,145,000	2,108,127

TOTAL BANKS & THRIFTS		9,691,615

Diversified Financial Services - 0.4%
AerCap Holdings NV 5.875% 10/10/79 (b)	5,095,000	3,515,550
Energy - 0.2%
MPLX LP 6.875% (b)(i)	2,630,000	1,604,300
TOTAL PREFERRED SECURITIES
(Cost $18,196,642)		14,811,465
	Shares	Value

Money Market Funds - 3.8%
Fidelity Cash Central Fund 0.29% (j)
(Cost $30,427,264)	30,419,002	30,428,128
TOTAL INVESTMENT IN SECURITIES - 98.2%
(Cost $903,690,203)		795,746,184
NET OTHER ASSETS (LIABILITIES) - 1.8%		14,200,448
NET ASSETS - 100%		$809,946,632

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $513,031,404 or 63.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing - Security is in default.

 (e) Non-income producing

 (f) Level 3 security

 (g) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (h) A portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $724,004 and $687,804, respectively.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$172,384
Total	$172,384

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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